GENERAL	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
NOTE 1:-	GENERAL

Jacada Ltd. ("Jacada") and its subsidiaries (collectively - "the Company") develop, market and support unified service desktop process optimization, and omnichannel solutions that simplify and automate customer service processes and interactions across various channels including mobile, web, voice and chat. The Company generates revenues from licensing its software products and from services such as implementation and customization, consulting, training and maintenance and support.

Jacada Ltd.'s wholly-owned subsidiaries include Jacada, Inc., a corporation organized under the laws of the state of Delaware, and Jacada (Europe) Limited, a company organized under the laws of England. Jacada (Europe) Limited owns 100% of the stock of Jacada Deutschland GmbH, a limited liability company organized under the laws of Germany. The majority of the Company's sales are made in North America and Europe.